Document and Entity Information	Jan. 12, 2022
Cover [Abstract]
Entity Registrant Name	Enovix Corp
Amendment Flag	false
Entity Central Index Key	0001828318
Document Type	8-K
Document Period End Date	Jan. 12, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-39753
Entity Tax Identification Number	85-3174357
Entity Address, Address Line One	3501 W. Warren Avenue
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(510)
Local Phone Number	695-2350
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	ENVX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false